SUPPLEMENTARY CASHFLOW INFORMATION	12 Months Ended
Dec. 31, 2025
SUPPLEMENTARY CASHFLOW INFORMATION
SUPPLEMENTARY CASHFLOW INFORMATION
19	SUPPLEMENTARY CASHFLOW INFORMATION

Cash flows arising from changes in non-cash working capital are summarized below:

	Year Ended December 31,
Cash flows arising from movement in:	2025	2024
Trade and other receivables	(1,038)	(1,431)
Prepaid expenses and other assets	(1,281)	(621)
Trade payables and other liabilities	5,429	(1,900)
Other liabilities - non-current	110	114
Changes in working capital	3,220	(3,838)

Significant non-cash transactions from investing and financing activities are as follows:

	Year Ended December 31,
	2025	2024
Investing Activity
Settlement of deferred consideration for Spin through share issuance	(1,380)	(2,139)

Financing Activity
Settlement of convertible debt through share issuance	—	(2,704)

During the year ended December 31, 2025 and 2024, the Company incurred both cash and non-cash interest expense and other financing charges. The following table shows the split as included in the consolidated statement of loss and comprehensive loss for each year:

	Year Ended December 31, 2025			Year Ended December 31, 2024
	Cash	Non-cash	Total	Cash	Non-cash	Total
Interest income	32	—	32	—	—	—
Interest and financing fees	(895)	—	(895)	(739)	(164)	(903)
Foreign exchange gain (loss)	(487)	558	71	(377)	(28)	(405)
Lease interest expense	—	(112)	(112)	—	(123)	(123)
Accretion expense on deferred consideration	—	(168)	(168)	—	(428)	(428)
Accretion expense on convertible debt	—	—	—	—	(1,298)	(1,298)
	(1,350)	278	(1,072)	(1,116)	(2,041)	(3,157)